Average Annual Total Returns ((Delaware Limited-Term Diversified Income Fund))	0 Months Ended
Apr. 29, 2012
Institutional Class
Average Annual Return:
1 year	2.94%
5 years	5.68%
10 years	4.61%
(Institutional) | Barclays Capital 1–3 Year Government/Credit Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 year	1.59%
5 years	3.99%
10 years	3.63%
(Institutional) | Institutional Class | return after taxes on distributions
Average Annual Return:
1 year	1.62%
5 years	4.22%
10 years	3.07%
(Institutional) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	2.02%
5 years	4.02%
10 years	3.03%
(Retail) | Barclays Capital 1–3 Year Government/Credit Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 year	1.59%
5 years	3.99%
10 years	3.63%
(Retail) | Class A
Average Annual Return:
1 year	(0.02%)
5 years	4.93%
10 years	4.16%
(Retail) | Class A | return after taxes on distributions
Average Annual Return:
1 year	(1.25%)
5 years	3.54%
10 years	2.68%
(Retail) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	0.09%
5 years	3.42%
10 years	2.67%
(Retail) | Class B
Average Annual Return:
1 year	(0.06%)
5 years	4.63%
10 years	4.00%
(Retail) | Class C
Average Annual Return:
1 year	1.04%
5 years	4.62%
10 years	3.56%
(Retail) | Class R
Average Annual Return:
Label	(lifetime: 6/2/03-12/31/11)
1 year	2.42%
5 years	5.12%
Lifetime	3.75%